Summary of Significant Accounting Policies (Details)	6 Months Ended			9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Minimum amount (in Yuan Renminbi) | ¥		¥ 1
Number of loan agreements	3				3	3
Term of the loan	10 years	10 years
Allowance for uncollectible accounts receivable	$ 7,720,556						$ 7,770,556	$ 7,770,556
Accounts receivable and allowance for uncollectible accounts	(50,000)		$ 1,541,880
Impairment loss
Advertising and promotion expense
Operating lease, term of contract	1 year				1 year	1 year
Cash and cash equivalents	$ 10,714,969						$ 10,380,711
Deposits covered by insurance	71,249				¥ 500,000
Amount not covered by issuance	10,592,056
Maximum compensation	64,356					$ 500,000
Insurance coverage upper limit	$ 250,000
Tianjin Wangyi Cloud Technology Co., Ltd [Member] | Other Investors [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	49.00%	49.00%
We Healthy Limited [Member] | Other Investors [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest	25.00%	25.00%
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable and allowance for uncollectible accounts	$ (50,000)
Commission Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Amount of incentives
Commission Services [Member]
Summary of Significant Accounting Policies [Line Items]
Amount of incentives
Vendor [Member] | Product Concentration Risk [Member] | Purchase Risk {Member}
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk	75.90%	75.90%
Vendors two [Member] | Product Concentration Risk [Member] | Purchase Risk {Member}
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk	18.10%	18.10%
Vendor One [Member] | Product Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk	100.00%	100.00%
Vendor One [Member] | Medical Devices Business [Member] | Product Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk			100.00%
Customers Two [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage	69.20%				69.20%	69.20%
Customers Two [Member] | Two Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk	69.20%	69.20%	57.80%
Customers Three [Member]
Summary of Significant Accounting Policies [Line Items]
Total revenues percentage								29.60%
Customers Three [Member] | Three Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of credit risk	18.00%	18.00%	30.70%